UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glovista Investments LLC
Address: One Evertrust Plaza
         Suite 1102
         Jersey City, NJ  07302

13F File Number:  028-14929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darshan Bhatt
Title:     Managing Partner
Phone:     (212) 336-1542

Signature, Place, and Date of Signing:

 /s/  Darshan Bhatt     Jersey City, NJ     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $477,023 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBVIE INC                     COM              00287Y109      216     5293 SH       Sole                     5293
APPLE INC                      COM              037833100     4439    10028 SH       Sole                    10028
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      313        2 SH       Sole                        2
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      715     6860 SH       Sole                     6860
CHEVRON CORP NEW               COM              166764100      220     1850 SH       Sole                     1850
COCA COLA CO                   COM              191216100      431    10666 SH       Sole                    10666
COLGATE PALMOLIVE CO           COM              194162103      469     3975 SH       Sole                     3975
EXXON MOBIL CORP               COM              30231G102      231     2562 SH       Sole                     2562
GENERAL ELECTRIC CO            COM              369604103      246    10640 SH       Sole                    10640
GENERAL MLS INC                COM              370334104      328     6652 SH       Sole                     6652
GIGA TRONICS INC               COM              375175106       26    15500 SH       Sole                    15500
GRUPO TELEVISA SA              SPON ADR REP ORD 40049J206     1807    67915 SH       Sole                    67915
INTERNATIONAL BUSINESS MACHS   COM              459200101      308     1445 SH       Sole                     1445
ISHARES GOLD TRUST             ISHARES          464285105     8157   525560 SH       Sole                   525560
ISHARES INC                    EMKTS ASIA IDX   464286426      215     3878 SH       Sole                     3878
ISHARES INC                    MSCI TAIWAN      464286731    98107  7354348 SH       Sole                  7354348
ISHARES INC                    MSCI STH KOR CAP 464286772    38395   646047 SH       Sole                   646047
ISHARES INC                    MSCI MALAYSIA    464286830    22996  1536151 SH       Sole                  1536151
ISHARES INC                    MSCI HONG KONG   464286871      589    29692 SH       Sole                    29692
ISHARES INC                    CORE MSCI EMKT   46434G103      324     6376 SH       Sole                     6376
ISHARES TR                     CORE S&P500 ETF  464287200      250     1589 SH       Sole                     1589
ISHARES TR                     IBOXX INV CPBD   464287242      256     2133 SH       Sole                     2133
ISHARES TR                     BARCLYS 20+ YR   464287432    22343   189734 SH       Sole                   189734
ISHARES TR                     HIGH YLD CORP    464288513    25498   270249 SH       Sole                   270249
ISHARES TR                     US PFD STK IDX   464288687    23233   573359 SH       Sole                   573359
ISHARES TR                     MSCI CHINA IDX   46429B671    70062  1546273 SH       Sole                  1546273
ISHARES TR                     MSCI RUSS INDX   46429B705    92802  4220192 SH       Sole                  4220192
ISHARES TR                     CORE MSCI EAFE   46432F842      331     6256 SH       Sole                     6256
JOHNSON & JOHNSON              COM              478160104      952    11678 SH       Sole                    11678
MARKET VECTORS ETF TR          AFRICA ETF       57060U787     7595   250075 SH       Sole                   250075
MERCK & CO INC NEW             COM              58933Y105      358     8099 SH       Sole                     8099
MONDELEZ INTL INC              CL A             609207105      253     8277 SH       Sole                     8277
PEPSICO INC                    COM              713448108      506     6400 SH       Sole                     6400
PIMCO ETF TR                   TOTL RETN ETF    72201R775     2959    26950 SH       Sole                    26950
POWERSHS DB MULTI SECT COMM    PS DB AGRICUL FD 73936B408     3376   130366 SH       Sole                   130366
PROCTER & GAMBLE CO            COM              742718109      771    10012 SH       Sole                    10012
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209     9009   195806 SH       Sole                   195806
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      231     5912 SH       Sole                     5912
SPDR GOLD TRUST                GOLD SHS         78463V107     2683    17370 SH       Sole                    17370
SPDR S&P 500 ETF TR            TR UNIT          78462F103      569     3630 SH       Sole                     3630
STARBUCKS CORP                 COM              855244109      347     6099 SH       Sole                     6099
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    12995   755977 SH       Sole                   755977
TATA MTRS LTD                  SPONSORED ADR    876568502     2487   101871 SH       Sole                   101871
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      231     2763 SH       Sole                     2763
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866      246     4235 SH       Sole                     4235
VANGUARD SCOTTSDALE FDS        SHRT TRM CORP BD 92206C409      205     2549 SH       Sole                     2549
VANGUARD WORLD FDS             HEALTH CAR ETF   92204A504      332     4000 SH       Sole                     4000
VISA INC                       COM CL A         92826C839      247     1452 SH       Sole                     1452
WAL-MART STORES INC            COM              931142103      561     7500 SH       Sole                     7500
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422    16803   935307 SH       Sole                   935307